UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08657

Pioneer Equity Income Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Equity Income Fund

NQ | July 31, 2018

Ticker Symbols: Class A PEQIX Class C PCEQX Class K PEQKX Class R PQIRX Class Y PYEQX

Shares		Value
	UNAFFILIATED ISSUERS - 97.8%
	COMMON STOCKS - 97.8% of Net Assets
	AUTOMOBILES & COMPONENTS - 1.1%
	Auto Parts & Equipment - 1.1%
632,451	BorgWarner, Inc.	$29,105,395
	Total Automobiles & Components	$29,105,395
	BANKS - 5.3%
	Diversified Banks - 2.1%
1,747,506	Bank of America Corp.	$53,962,985
	Regional Banks - 3.2%
557,708	BB&T Corp.	$28,337,143
141,590	M&T Bank Corp.	24,544,627
201,100	PNC Financial Services Group, Inc.	29,125,313
		$82,007,083
	Total Banks	$135,970,068
	CAPITAL GOODS - 3.6%
	Aerospace & Defense - 1.6%
130,000	BAE Systems Plc (A.D.R.)	$4,520,100
181,404	Raytheon Co.	35,923,434
		$40,443,534
	Construction Machinery & Heavy Trucks - 0.5%
420,000	Komatsu, Ltd. (A.D.R.)	$12,390,000
	Electrical Components & Equipment - 0.5%
177,000	Emerson Electric Co.	$12,793,560
	Trading Companies & Distributors - 1.0%
220,000	Fastenal Co.	$12,524,600
174,368	Ferguson Plc	13,754,366
		$26,278,966
	Total Capital Goods	$91,906,060
	COMMERCIAL SERVICES & SUPPLIES - 1.0%
	Human Resource & Employment Services - 0.2%
95,096	Randstad NV	$6,035,288
	Office Services & Supplies - 0.8%
192,664	MSA Safety, Inc.	$19,435,944
	Total Commercial Services & Supplies	$25,471,232
	CONSUMER DURABLES & APPAREL - 2.5%
	Apparel, Accessories & Luxury Goods - 2.2%
211,000	Carter's, Inc.	$22,119,130
365,828	VF Corp.	33,681,784
		$55,800,914
	Leisure Products - 0.3%
87,599	Hasbro, Inc.	$8,725,736
	Total Consumer Durables & Apparel	$64,526,650
	CONSUMER SERVICES - 2.8%
	Hotels, Resorts & Cruise Lines - 1.2%
471,029	InterContinental Hotels Group Plc	29,099,877
48,482	InterContinental Hotels Group Plc (A.D.R.)	$3,015,580
		$32,115,457
	Leisure Facilities - 1.3%
592,187	Cedar Fair LP	$33,837,565
	Restaurants - 0.3%
51,921	Cracker Barrel Old Country Store, Inc.	$7,606,167
	Total Consumer Services	$73,559,189
	CONSUMER STAPLES - 0.5%
	Soft Drinks - 0.5%
108,000	PepsiCo., Inc.	$12,420,000
	Total Consumer Staples	$12,420,000
	DIVERSIFIED FINANCIALS - 6.8%
	Asset Management & Custody Banks - 5.8%
746,696	Bank of New York Mellon Corp.	$39,925,835
224,045	Northern Trust Corp.	24,470,195
415,669	State Street Corp.	36,707,729
412,259	T Rowe Price Group, Inc.	49,091,802
		$150,195,561
	Investment Banking & Brokerage - 1.0%
511,789	Morgan Stanley	$25,876,052
	Total Diversified Financials	$176,071,613
	ENERGY - 9.0%
	Integrated Oil & Gas - 6.8%
371,302	Chevron Corp.	$46,884,303
846,668	Exxon Mobil Corp.	69,011,909
410,047	Occidental Petroleum Corp.	34,415,245
257,691	Royal Dutch Shell PLC, Class A (A.D.R.)	17,618,334
130,000	TOTAL SA (A.D.R.)	8,482,500
		$176,412,291
	Oil & Gas Equipment & Services - 0.8%
460,381	Halliburton Co.	$19,529,362
Shares		Value
	Oil & Gas Refining & Marketing - 1.4%
301,939	Phillips 66	$37,241,156
	Total Energy	$233,182,809
	FOOD & STAPLES RETAILING - 0.8%
	Food Retail - 0.8%
750,000	Kroger Co.	$21,750,000
	Total Food & Staples Retailing	$21,750,000
	FOOD, BEVERAGE & TOBACCO - 8.0%
	Packaged Foods & Meats - 8.0%
38,000	Calavo Growers, Inc.	$3,515,000
2,000	Chocoladefabriken Lindt & Spruengli AG	13,797,980
570,935	General Mills, Inc.	26,297,266
153,269	Hershey Co.	15,052,549
109,000	JM Smucker Co.	12,112,080
115,712	John B Sanfilippo & Son, Inc.	8,894,781
370,185	Kellogg Co.	26,294,241
230,856	Lamb Weston Holdings, Inc.	16,222,251
108,000	McCormick & Co., Inc., Class VTG	12,694,320
802,100	Mondelez International, Inc., Class A	34,795,098
568,396	Pinnacle Foods, Inc.	37,752,862
	Total Food, Beverage & Tobacco	$207,428,428
	HEALTH CARE EQUIPMENT & SERVICES - 1.9%
	Health Care Equipment - 1.9%
493,321	Abbott Laboratories	$32,332,258
1,026,557	Smith & Nephew Plc	17,791,837
	Total Health Care Equipment & Services	$50,124,095
	HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
	Household Products - 1.9%
161,210	Clorox Co.	$21,790,756
329,808	Procter & Gamble Co.	26,674,871
	Total Household & Personal Products	$48,465,627
	INDUSTRIALS - 0.8%
	Industrial Conglomerates - 0.8%
127,000	Honeywell International, Inc.	$20,275,550
	Total Industrials	$20,275,550
	INSURANCE - 5.0%
	Life & Health Insurance - 2.6%
466,218	Lincoln National Corp.	$31,749,446
867,335	Sun Life Financial, Inc.	35,465,328
		$67,214,774
	Multi-line Insurance - 0.9%
450,522	Hartford Financial Services Group, Inc.	$23,742,509
	Property & Casualty Insurance - 1.5%
268,408	Chubb, Ltd.	$37,501,966
	Total Insurance	$128,459,249
	MATERIALS - 9.6%
	Aluminum - 1.2%
268,057	Kaiser Aluminum Corp.	$29,920,522
	Diversified Chemicals - 1.0%
395,140	DowDuPont, Inc.	$27,173,778
	Diversified Metals & Mining - 2.0%
212,600	Compass Minerals International, Inc.	$14,424,910
274,951	Materion Corp.	17,239,428
406,433	Southern Copper Corp.	20,061,533
		$51,725,871
	Paper Packaging - 0.6%
293,668	International Paper Co.	$15,778,782
	Specialty Chemicals - 2.4%
247,351	Celanese Corp., Class A	$29,214,626
4,755	Givaudan SA	11,157,439
213,557	HB Fuller Co.	12,104,411
189,317	Johnson Matthey Plc	9,342,794
		$61,819,270
	Steel - 2.4%
507,156	Nucor Corp.	$33,943,951
313,345	Reliance Steel & Aluminum Co.	28,263,719
		$62,207,670
	Total Materials	$248,625,893
	MEDIA - 1.5%
	Broadcasting - 0.7%
331,097	CBS Corp., Class B	$17,438,879
	Publishing - 0.8%
114,100	John Wiley & Sons, Inc., Class A	$7,205,415
247,887	Meredith Corp.	13,175,194
		$20,380,609
	Total Media	$37,819,488
Shares		Value
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
	Pharmaceuticals - 8.5%
956,064	AstraZeneca Plc (A.D.R.)	$37,410,784
336,714	Eli Lilly & Co.	33,270,710
492,347	GlaxoSmithKline Plc (A.D.R.)	20,476,712
98,318	Johnson & Johnson	13,029,101
796,197	Merck & Co., Inc.	52,445,497
1,113,963	Pfizer, Inc.	44,480,543
218,513	Zoetis, Inc., Class A	18,897,004
	Total Pharmaceuticals, Biotechnology & Life Sciences	$220,010,351
	REAL ESTATE - 2.9%
	Office REIT - 2.4%
248,490	Alexandria Real Estate Equities, Inc.	$31,667,565
294,253	SL Green Realty Corp.	30,340,427
		$62,007,992
	Residential REIT - 0.5%
140,333	Camden Property Trust	$12,993,433
	Total Real Estate	$75,001,425
	RETAILING - 3.7%
	Department Stores - 1.7%
810,541	Nordstrom, Inc.	$42,480,454
	Distributors - 0.7%
189,331	Genuine Parts Co.	$18,423,800
	General Merchandise Stores - 1.3%
420,420	Target Corp.	$33,919,485
	Total Retailing	$94,823,739
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
	Semiconductor Equipment - 1.4%
89,814	Cabot Microelectronics Corp.	$10,818,096
214,000	KLA-Tencor Corp.	25,127,880
		$35,945,976
	Semiconductors - 4.0%
523,502	Microchip Technology, Inc.	$48,910,792
349,502	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	14,402,977
169,424	Texas Instruments, Inc.	18,860,280
314,271	Xilinx, Inc.	22,649,511
		$104,823,560
	Total Semiconductors & Semiconductor Equipment	$140,769,536
	SOFTWARE & SERVICES - 2.1%
	IT Consulting & Other Services - 1.8%
143,613	Amdocs, Ltd.	$9,705,366
157,000	International Business Machines Corp.	22,754,010
200,000	Leidos Holdings, Inc.	13,684,000
		$46,143,376
	Systems Software - 0.3%
179,300	Oracle Corp.	$8,549,024
	Total Software & Services	$54,692,400
	TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
	Communications Equipment - 1.5%
765,989	Cisco Systems, Inc.	$32,393,675
55,887	Motorola Solutions, Inc.	6,779,093
		$39,172,768
	Computer Hardware Storage & Peripherals - 1.1%
1,229,723	HP, Inc.	$28,382,007
	Electronic Manufacturing Services - 0.8%
205,277	TE Connectivity, Ltd.	$19,207,769
	Total Technology Hardware & Equipment	$86,762,544
	TELECOMMUNICATION SERVICES - 2.1%
	Integrated Telecommunication Services - 2.1%
423,664	BCE, Inc.	$17,976,063
715,000	Verizon Communications, Inc.	36,922,600
	Total Telecommunication Services	$54,898,663
	UTILITIES - 7.6%
	Electric Utilities - 2.6%
750,138	Alliant Energy Corp.	$32,233,430
391,017	American Electric Power Co., Inc.	27,816,949
143,139	Eversource Energy	8,691,400
		$68,741,779
	Gas Utilities - 1.0%
468,425	National Fuel Gas Co.	$25,154,423
	Multi-Utilities - 4.0%
344,126	Ameren Corp.	$21,356,460
274,141	Consolidated Edison, Inc.	21,637,949
1,000,585	NiSource, Inc.	26,195,315
Shares		Value
	Multi-Utilities - (continued)
503,294	WEC Energy Group, Inc.	$33,403,623
		$102,593,347
	Total Utilities	$196,489,549
	TOTAL COMMON STOCKS
	(Cost $1,988,809,133)	$2,528,609,553
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.8%
	(Cost $1,988,809,133)	$2,528,609,553
		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
	AFFILIATED ISSUER - 2.0%

	COMMON STOCK - 2.0% of Net Assets
	CAPITAL GOODS - 2.0%
	Industrial Machinery - 2.0%
1,363,363	Gorman-Rupp Co.^	$511,261	$ –	$7,989,307	$51,589,656
	Total Capital Goods				$51,589,656
	TOTAL COMMON STOCK
	(Cost $6,956,764)				$51,589,656
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 2.0%
	(Cost $6,956,764)				$51,589,656
	OTHER ASSETS AND LIABILITIES - 0.2%				$4,860,904
	NET ASSETS - 100.0%				$2,585,060,113

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.

^	Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,580,199,209	$–	$–	$2,580,199,209
Total Investments in Securities	$2,580,199,209	$–	$–	$2,580,199,209

During the nine months ended July 31, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date September 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                      Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date September 28, 2018

* Print the name and title of each signing officer under his or her signature.